CALVERT WORLD VALUES FUND, INC.
Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund
Statement of Additional Information dated January 31, 2014
Date of Supplement: December 12, 2014
Calvert International Equity Fund — Removal of Subadvisor and Change in Portfolio Managers
The Calvert World Values Fund, Inc. Board of Directors has approved, effective as of December 10, 2014, the removal of Thornburg Investment Management, Inc. (“Thornburg”) as an investment subadvisor for Calvert International Equity Fund.
In addition, Fabrice Bay of investment subadvisor Martin Currie, Inc. has been added to the portfolio management team for Calvert International Equity Fund.
The statement of additional information is therefore revised as follows:
Delete all references to Thornburg and its portfolio managers.
Add the following portfolio manager chart under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – International Equity Fund” on page 37 after the portfolio manager chart for David Sheasby of Martin Currie:
Martin Currie:
Fabrice Bay

Accounts Managed (not including International Equity Fund) as of November 25, 2014	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	0	3
Total Assets in Other Accounts Managed	$8,000,000	$0	$284,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – International Equity Fund” on page 42 and under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds – International Equity Fund” on page 45, add Fabrice Bay to the heading listing the portfolio managers for Martin Currie.
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds” on page 49, add the following information under “International Equity Fund” (column headings are included here for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
International Equity Fund	Martin Currie	Fabrice Bay	None (as of November 25, 2014)